UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                --------------

Check here if Amendment [ ]: Amendment Number:
                                                ------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         Saugatuck Energy LLC
Address:      354 Pequot Avenue
              Southport, CT 06890

Form 13F File Number: 028-14834
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David D. Murphy
Title:          Principal, Managing Director
Phone:          (203) 292-2600

Signature, Place and Date of Signing:


    /s/ David D. Murphy                   Southport, CT          May 15, 2012
-------------------------------      ----------------------      ------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           29
                                                          -------------------

Form 13F Information Table Value Total:                        $229,075
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

None

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                                                     Saugatuck Energy LLC
                                                  FORM 13F INFORMATION TABLE
                                                 Quarter Ended March 31, 2012

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                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC             COM             057224107    7,549   180,000 SH       SOLE                  180,000
CNOOC LTD                    SPONSORED ADR   126132109    8,172    40,000 SH       SOLE                   40,000
COBALT INTL ENERGY INC       COM             19075F106    8,859   295,000 SH       SOLE                  295,000
COMSTOCK RES INC             COM NEW         205768203    7,836   495,000 SH       SOLE                  495,000
CVR ENERGY INC               COM             12662P108    8,694   325,000 SH       SOLE                  325,000
DEVON ENERGY CORP NEW        COM             25179M103    8,534   120,000 SH       SOLE                  120,000
DRESSER-RAND GROUP INC       COM             261608103    7,886   170,000 SH       SOLE                  170,000
ECOPETROL S A                SPONSORED ADS   279158109    9,164   150,000 SH       SOLE                  150,000
EOG RES INC                  COM             26875P101    8,333    75,000 SH       SOLE                   75,000
GOODRICH PETE CORP           COM NEW         382410405    9,035   475,000 SH       SOLE                  475,000
GULFPORT ENERGY CORP         COM NEW         402635304    7,571   260,000 SH       SOLE                  260,000
HALLIBURTON CO               COM             406216101    7,966   240,000 SH       SOLE                  240,000
HELMERICH & PAYNE INC        COM             423452101    4,046    75,000 SH       SOLE                   75,000
KEY ENERGY SVCS INC          COM             492914106    8,111   525,000 SH       SOLE                  525,000
KODIAK OIL & GAS CORP        COM             50015Q100    9,716   975,500 SH       SOLE                  975,500
LUFKIN INDS INC              COM             549764108    8,872   110,000 SH       SOLE                  110,000
MURPHY OIL CORP              COM             626717102    7,878   140,000 SH       SOLE                  140,000
NEWPARK RES INC              COM PAR $.01NEW 651718504    6,224   760,000 SH       SOLE                  760,000
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    8,431   225,000 SH       SOLE                  225,000
OCCIDENTAL PETE CORP DEL     COM             674599105    8,095    85,000 SH       SOLE                   85,000
OIL STS INTL INC             COM             678026105    7,806   100,000 SH       SOLE                  100,000
PETROLEUM DEV CORP           COM             716578109    7,708   207,829 SH       SOLE                  207,829
PIONEER DRILLING CO          COM             723655106    4,224   480,000 SH       SOLE                  480,000
PLAINS EXPL& PRODTN CO       COM             726505100    8,530   200,000 SH       SOLE                  200,000
RANGE RES CORP               COM             75281A109    8,140   140,000 SH       SOLE                  140,000
ROWAN COS INC                COM             779382100    8,068   245,000 SH       SOLE                  245,000
SANDRIDGE ENERGY INC         COM             80007P307    8,026 1,025,000 SH       SOLE                1,025,000
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103    8,073   535,000 SH       SOLE                  535,000
WESTERN REFNG INC            COM             959319104    7,528   400,000 SH       SOLE                  400,000
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